Concentrations (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Customer Concentration Risk [Member] | Customer [Member] | Revenue [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage					10.00%	10.00%
Vendors [Member] | Revenue [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage					10.00%	10.00%
Customer [Member] | Revenue [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%	10.00%
Vendors [Member] | Purchase [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%	10.00%